Cover	Aug. 17, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002087900
Document Type	S-6
Entity Registrant Name	FTP 8
Document Period End Date	Aug. 17, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks to provide returns that match the price return of the Underlying ETF up to a predetermined upside cap of 15.53% (before applicable sales charges and organization costs) while providing a buffer against 100% of Underlying ETF losses (before applicable sales charges and organization costs) during the period from July 6, 2026 to August 3, 2028. Under normal market conditions, the Trust will invest at least 80% of its net assets in investments that provide exposure to companies in the S&P 500® Index. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in investments that provide exposure to the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The Portfolio.

The Trust seeks to achieve its objective by investing in a portfolio consisting of purchased and written FLEX Options and cash to pay for the annual operating expenses, creation and development fee and organization costs of the Trust. Because a portion of your investment is held in cash to pay for these expenses, and the cap and buffer amounts are determined independent of the cash component, such expenses will not further reduce the cap and buffer amounts disclosed in this prospectus. The FLEX Options are listed on the Chicago Board Options Exchange (the “CBOE”) and are guaranteed by the Options Clearing Corporation (the “OCC”). The FLEX Options reference shares of the Underlying ETF which had a share price on the NYSE of $775.77 (the “Initial Underlying ETF Level”) at the time the FLEX Options were executed and entitle or obligate the holder to purchase or sell shares of the Underlying ETF at each FLEX Option’s strike price on August 3, 2028 (the “FLEX Option Expiration Date”). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option Expiration Date. The FLEX Options are intended to be liquidated on or prior to the FLEX Option Expiration Date, rather than be exercised, in order to avoid having the Trust receive shares of the Underlying ETF or be obligated to deliver shares of the Underlying ETF.

The FLEX Options are intended to generate returns based on the price performance of the Underlying ETF. Please note that the Trust’s performance will not reflect the payment of dividends by the Underlying ETF. The Underlying ETF is an exchange-traded fund (“ETF”) that seeks to track performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is composed of selected stocks from five hundred (500) issuers, all of which are listed on national stock exchanges and spans a broad range of major industries. See “The Underlying ETF and the Underlying Index” on page 14. The Trust is designed for Unit holders who intend to purchase Units at the Trust’s inception, the only day Units are available for sale, and hold them until August 3, 2028, the Trust’s Mandatory Termination Date, and seek a percentage total return per Unit that increases by any percentage increase in the price of the Underlying ETF relative to the Initial Underlying ETF Level up to a maximum total return of 15.53% (before applicable sales charges and organization costs), 11.94% (after sales charges and organization costs for Units purchased through a traditional brokerage account) and 14.52% (after sales charges and organization costs for Units purchased through a “wrap fee” account) (the “Capped Return”), while also providing downside “buffered” protection of up to 100% of the decline in the Underlying ETF (before applicable sales charges and organization costs) (“Buffered Protection”). The Buffered Protection of up to 100% of Underlying ETF losses is taken into account before applicable sales charges and organization costs, meaning a Unit holder’s maximum loss will be equal to –3.10% for Units purchased through a traditional brokerage account and –0.86% for Units purchased through a “wrap fee” account. See “Fee Table” in this prospectus for information regarding these fees and expenses.

The Capped Return and the Buffered Protection are based on the life of the Trust and are not an annualized rate of return. The percentage increase or decrease of the Underlying ETF described above is the percentage increase or decrease of the Underlying ETF from when the FLEX Option strike levels are set on the initial date of deposit to the close of the market on the FLEX Option Expiration Date. The Trust’s ability to achieve its investment objective is dependent on Unit holders purchasing Units at a price equal to their initial net asset value ($10 per Unit) and holding them until the Trust’s Mandatory Termination Date. The price at which you will be able to purchase Units will be based on their valuation at the Evaluation Time on the Initial Date of Deposit, which will be higher than $10 per Unit (the Trust’s net asset value per Unit on the Initial Date of Deposit) because of the Trust’s sales charges and organization costs, which will impact your potential returns.

The Trust may not be able to achieve the hypothetical returns set forth in this prospectus. The Trust’s performance may be impacted by a variety of factors, including, but not limited to, redemption activity, a dilution of your investment, unusual economic events, market movements and changes in the liquidity of the FLEX Options. Redemption activity could cause the Trust to recognize income that the Trust is required to distribute to maintain the Trust’s RIC status and avoid the excise tax. Selling Securities to make these distributions may impact the Trust’s performance. The Trust’s portfolio is not managed. In the unlikely event that the FLEX Options cannot maintain their proper ratios, there may be a significant impact to the Trust’s ability to meet its investment objective or follow its principal investment strategy.